UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA MONEY
                                    MARKET Fund

                                 [GRAPHIC OF USAA MONEY MARKET FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

   Independent Auditor's Report                                       12

   Portfolio of Investments                                           13

   Notes to Portfolio of Investments                                  27

   Financial Statements                                               28

   Notes to Financial Statements                                      31

DIRECTORS' AND OFFICERS' INFORMATION                                  37


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                      TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                        "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                          7/31/03                  7/31/02
--------------------------------------------------------------------------------
Net Assets                            $3,398.7 Million          $3,569.5 Million
Net Asset Value Per Share                   $1.00                     $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/03
--------------------------------------------------------------------------------
1 YEAR               5 YEARS               10 YEARS               7-DAY YIELD
1.15%                 3.85%                  4.41%                   0.67%


                 TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                    7-DAY YIELD COMPARISON

               [CHART OF 7-DAY YIELD COMPARISON]

                             USAA
                          MONEY MARKET               IMONEYNET
                             FUND                     AVERAGE
                          ------------               ---------
 7/30/2002                   1.48%                     1.10%
 8/27/2002                   1.49%                     1.06%
 9/24/2002                   1.50%                     1.06%
10/29/2002                   1.51%                     1.02%
11/26/2002                   1.24%                     0.82%
12/31/2002                   1.20%                     0.74%
 1/28/2003                   1.13%                     0.66%
 2/25/2003                   1.09%                     0.62%
 3/25/2003                   0.97%                     0.57%
 4/29/2003                   0.99%                     0.55%
 5/27/2003                   0.95%                     0.53%
 6/24/2003                   0.79%                     0.48%
 7/29/2003                   0.67%                     0.39%


                          [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/29/03.

                 The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

 . . . C O N T I N U E D
========================--------------------------------------------------------

       CUMULATIVE PERFORMANCE OF $10,000

  [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                        USAA
                                    MONEY MARKET
                                        FUND
                                    ------------
 7/31/1993                           $10,000.00
 8/31/1993                            10,025.47
 9/30/1993                            10,049.49
10/31/1993                            10,072.34
11/30/1993                            10,097.70
12/31/1993                            10,122.72
 1/31/1994                            10,147.73
 2/28/1994                            10,171.30
 3/31/1994                            10,198.50
 4/30/1994                            10,225.20
 5/31/1994                            10,257.90
 6/30/1994                            10,291.37
 7/31/1994                            10,325.05
 8/31/1994                            10,364.09
 9/30/1994                            10,402.30
10/31/1994                            10,443.43
11/30/1994                            10,485.64
12/31/1994                            10,532.81
 1/31/1995                            10,586.30
 2/28/1995                            10,633.62
 3/31/1995                            10,685.82
 4/30/1995                            10,733.29
 5/31/1995                            10,789.22
 6/30/1995                            10,840.25
 7/31/1995                            10,892.22
 8/31/1995                            10,944.06
 9/30/1995                            10,992.37
10/31/1995                            11,045.51
11/30/1995                            11,095.58
12/31/1995                            11,143.91
 1/31/1996                            11,197.97
 2/29/1996                            11,243.47
 3/31/1996                            11,288.06
 4/30/1996                            11,337.53
 5/31/1996                            11,385.37
 6/30/1996                            11,428.99
 7/31/1996                            11,480.91
 8/31/1996                            11,528.55
 9/30/1996                            11,578.35
10/31/1996                            11,628.08
11/30/1996                            11,674.95
12/31/1996                            11,727.44
 1/31/1997                            11,778.28
 2/28/1997                            11,824.48
 3/31/1997                            11,875.83
 4/30/1997                            11,926.92
 5/31/1997                            11,978.61
 6/30/1997                            12,032.72
 7/31/1997                            12,087.04
 8/31/1997                            12,137.81
 9/30/1997                            12,194.29
10/31/1997                            12,249.08
11/30/1997                            12,299.49
12/31/1997                            12,360.63
 1/31/1998                            12,415.87
 2/28/1998                            12,466.72
 3/31/1998                            12,524.17
 4/30/1998                            12,578.32
 5/31/1998                            12,630.86
 6/30/1998                            12,689.20
 7/31/1998                            12,745.93
 8/31/1998                            12,802.90
 9/30/1998                            12,858.18
10/31/1998                            12,912.00
11/30/1998                            12,966.49
12/31/1998                            13,021.08
 1/31/1999                            13,070.92
 2/28/1999                            13,118.13
 3/31/1999                            13,173.07
 4/30/1999                            13,222.88
 5/31/1999                            13,269.31
 6/30/1999                            13,324.82
 7/31/1999                            13,376.79
 8/31/1999                            13,433.40
 9/30/1999                            13,488.15
10/31/1999                            13,542.07
11/30/1999                            13,603.82
12/31/1999                            13,668.07
 1/31/2000                            13,731.57
 2/29/2000                            13,791.96
 3/31/2000                            13,857.47
 4/30/2000                            13,918.24
 5/31/2000                            13,992.54
 6/30/2000                            14,063.59
 7/31/2000                            14,138.09
 8/31/2000                            14,213.16
 9/30/2000                            14,283.68
10/31/2000                            14,361.85
11/30/2000                            14,435.89
12/31/2000                            14,508.43
 1/31/2001                            14,587.11
 2/28/2001                            14,649.75
 3/31/2001                            14,711.97
 4/30/2001                            14,772.39
 5/31/2001                            14,826.83
 6/30/2001                            14,873.44
 7/31/2001                            14,921.13
 8/31/2001                            14,963.12
 9/30/2001                            14,998.22
10/31/2001                            15,031.49
11/30/2001                            15,058.92
12/31/2001                            15,082.32
 1/31/2002                            15,103.77
 2/28/2002                            15,122.44
 3/31/2002                            15,142.90
 4/30/2002                            15,163.08
 5/31/2002                            15,184.55
 6/30/2002                            15,202.64
 7/31/2002                            15,222.02
 8/31/2002                            15,242.58
 9/30/2002                            15,260.20
10/31/2002                            15,279.70
11/30/2002                            15,296.93
12/31/2002                            15,312.26
 1/31/2003                            15,327.67
 2/28/2003                            15,340.63
 3/31/2003                            15,352.63
 4/30/2003                            15,365.00
 5/31/2003                            15,377.97
 6/30/2003                            15,388.25
 7/31/2003                            15,397.17

                  [END CHART]

                       DATA FROM 7/31/93 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]     PAMELA BLEDSOE NOBLE, CFA
                                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund has decreased from 1.47% on July 31, 2002, to 0.67% on July 31, 2003. The total return for the same period was 1.15%, compared to an average of 0.75% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, the Fund was ranked 23 out of 339 retail money market funds for the one-year period ending July 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Throughout the period, yields on short-term securities continued to decline. Weak economic news last summer and autumn led the Federal Reserve Board (the Fed) to cut the federal funds rate (the rate charged by banks for overnight loans) to 1.25% in November 2002. Economic growth remained tentative - investors gained confidence about corporate governance and financial reporting but became more concerned about geopolitical tensions, the war in Iraq, and possible terrorist attacks.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 6 FOR THE IMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In June 2003, in response to the slow-moving economy, the Fed eased the federal funds rate to 1% - a 45-year low and the 13th rate reduction since January 2001. We believe this was the final rate reduction of this cycle and that the economy is showing signs of accelerating growth.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Because of the declining-interest-rate environment, we purchased fixed-rate securities with longer maturities when we believed they would add value. However, as yields in the market declined in anticipation of the November Fed rate cut, we saw less value in purchasing longer-dated securities and concentrated instead on three- to six-month issues. As a result, our weighted average maturity fell from 57 days at the beginning of the period to 44 days by the end of July 2003.

                 We maintained flexibility by increasing our holdings of variable-rate demand notes, which generally have interest rates that are reset weekly and include a demand feature that allows the owner to sell the bond back to the issuer at par value with notice of seven days or less. They also offered better yields and had better credit profiles than corporate bonds or commercial paper. When possible, we captured higher yields by adding other varieties of floating-rate issues to position the Fund for improving economic conditions.

WHAT IS THE OUTLOOK?

                 In our opinion, the economy will continue to improve. We also believe the Fed will maintain low interest rates until the economy demonstrates real strength. Once rate increases begin, they are likely to be moderate and gradual. However, market interest rates may rise further as investors look to the future with more optimism. In fact, we think money market yields may have

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 reached their lows, and we have positioned the Fund to take advantage of higher rates as they occur.

                 In these turbulent times, we continue to believe that money markets are a prudent part of a diversified portfolio because they provide access to liquid assets and help investors preserve principal. Thank you for the confidence you have placed in us, and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                 PORTFOLIO MIX
                                    7/31/03

                         [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                          43.3%
Commercial Paper/Put Bonds                                          24.3%
Adjustable-Rate Notes                                               17.2%
Bonds/Notes/Certificates of Deposit                                 16.8%

                                [END PIE CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-26.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Money Market Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Money Market Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND

JULY 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

              FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

              COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most credit-worthy corporations. Commercial paper is usually purchased at a discount and matures at par value.

              PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

              VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

              ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                 CD         Certificate of Deposit
                 COP        Certificate of Participation
                 GO         General Obligation
                 IDA        Industrial Development Authority/Agency
                 MFH        Multifamily Housing
                 MLO        Municipal Lease Obligation
                 MTN        Medium-Term Note
                 PCRB       Pollution Control Revenue Bond
                 RB         Revenue Bond

              CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust.

                 (LOC)      Enhanced by a bank letter of credit.
                 (NBGA)     Enhanced by a non-bank guarantee agreement.
                 (LIQ)      Enhanced by a bank liquidity agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies:
                            AMBAC Assurance Corp., MBIA Insurance Corp., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (16.8%)

             CONSUMER FINANCE (2.0%)
  $24,165    Caterpillar Financial Services Corp.,
               MTN, Series F                                        5.47%         10/01/2003       $   24,306
   31,000    Caterpillar Financial Services Corp.,
               MTN, Series F                                        6.09           3/01/2004           31,856
   11,300    Caterpillar Financial Services Corp.,
               Notes                                                6.88           8/01/2004           11,919
                                                                                                   ----------
                                                                                                       68,081
                                                                                                   ----------
             DIVERSIFIED BANKS (5.6%)
   25,000    Compass Bank, CD                                       1.44           2/05/2004           25,000
   50,000    International Funding I, LLC, Secured
               Notes, Series 2002 (LOC)(b)                          2.05          11/01/2003           49,995
   20,000    International Funding I, LLC, Secured
               Notes, Series 2002 (LOC)(b)                          3.20           5/01/2004           20,213
   50,000    Union Planters Bank NA, CD                             1.26          12/16/2003           50,000
   20,000    Washington Mutual Bank, FA, CD                         1.07          10/23/2003           20,000
   25,000    West LB AG, Yankee CD                                  1.25           8/04/2004           25,000
                                                                                                   ----------
                                                                                                      190,208
                                                                                                   ----------
            GAS UTILITIES (1.5%)
   50,000   Northern Ilinois Gas Co., Private Note
              Agreement(b)                                          1.60          10/17/2003           50,000
                                                                                                   ----------
            GENERAL OBLIGATION (1.7%)
   10,170   New York City, GO, Series Fiscal 2003E                  2.05           8/01/2003           10,170
   18,970   New York City, GO, Series Fiscal 2003H                  3.00           8/01/2003           18,970
    5,025   New York City, GO, Series 2004B                         1.35           8/01/2004            5,025
   22,000   Oakland County, MI, GO Limited Tax Notes,
              Series 2003                                           1.45           5/01/2004           22,003
                                                                                                   ----------
                                                                                                       56,168
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (0.5%)
   17,000   Premium Asset Trust Certificates,
              Series 2001-6(b)                                      5.25           7/19/2004           17,646
                                                                                                   ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
  $12,000    General Electric Capital Corp., MTN,
               Series A                                             6.75%          9/11/2003       $   12,063
   15,000    General Electric Capital Corp., MTN,
               Series A                                             5.38           4/23/2004           15,441
   25,000    Toronto Dominion, Yankee CD                            1.30           8/04/2004           25,000
                                                                                                   ----------
                                                                                                       52,504
                                                                                                   ----------
             REGIONAL BANKS (1.5%)
   25,000    Wilmington Trust Co., CD                               1.11          12/09/2003           25,000
   25,000    Wilmington Trust Co., CD                               1.06          12/18/2003           25,000
                                                                                                   ----------
                                                                                                       50,000
                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (1.5%)
   14,000    Countrywide Home Loans, Inc., MTN,
               Series E                                             7.26           5/10/2004           14,635
   34,355    Countrywide Home Loans, Inc., MTN,
               Series J                                             5.25           6/15/2004           35,507
                                                                                                   ----------
                                                                                                       50,142
                                                                                                   ----------
             TOLL ROADS (0.3%)
   10,600    Toll Road Investors Partnership, Senior Bonds,
               Series 1999B (LOC)(b)                                0.00(c)        2/15/2004           10,516
                                                                                                   ----------
             U.S. GOVERNMENT (0.7%)
   25,000    Federal Home Loan Mortgage Corp., MTN                  1.20           8/06/2004           25,000
                                                                                                   ----------
             Total fixed-rate instruments (cost: $570,265)                                            570,265
                                                                                                   ----------
             COMMERCIAL PAPER (17.4%)
             ASSET-BACKED FINANCING (9.8%)
   41,216    AriesOne Metafolio Corp.(a,b)                          1.07           8/05/2003           41,211
   28,430    AriesOne Metafolio Corp.(a,b)                          1.08           8/06/2003           28,426
   26,929    AriesOne Metafolio Corp.(a,b)                          1.07           8/08/2003           26,923
    9,625    Cooperative Associates Tractor Dealers,
               Series A                                             1.12           8/01/2003            9,625
   17,800    Cooperative Associates Tractor Dealers,
               Series A                                             1.20          11/14/2003           17,738

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
  $18,000    Lockhart Funding LLC(a,b)                              1.31%          8/06/2003       $   17,997
   40,000    Lockhart Funding LLC(a,b)                              1.35           8/20/2003           39,971
   32,200    Lockhart Funding LLC(a,b)                              1.30           8/27/2003           32,170
   10,000    Lockhart Funding LLC(a,b)                              1.35           8/27/2003            9,990
   30,000    Sunbelt Funding Corp.(a,b)                             1.13           8/07/2003           29,994
   40,111    Sunbelt Funding Corp.(a,b)                             1.06          10/09/2003           40,030
   39,850    Tannehill Capital Co., LLC(a,b)                        1.31           8/20/2003           39,823
                                                                                                   ----------
                                                                                                      333,898
                                                                                                   ----------
             DIVERSIFIED BANKS (2.1%)
   18,000    Government Development Bank for Puerto
               Rico                                                 1.08           8/15/2003           17,992
   30,373    Macquarie Bank Ltd.                                    0.97           8/25/2003           30,353
   25,000    UBN DE Inc.                                            1.10           4/06/2004           24,810
                                                                                                   ----------
                                                                                                       73,155
                                                                                                   ----------
             ELECTRIC UTILITIES (2.2%)
   15,057    National Cooperative Services Corp.(a,b)               1.06           8/22/2003           15,047
   20,000    National Cooperative Services Corp.(a,b)               1.18           9/10/2003           19,974
   24,600    Union Electric Co.                                     1.12           8/01/2003           24,600
   15,000    Wisconsin Electric Power Co.                           1.08           8/13/2003           14,995
                                                                                                   ----------
                                                                                                       74,616
                                                                                                   ----------
             MULTI-LINE INSURANCE (2.3%)
   27,267    ZCM Matched Funding Corp.(a,b)                         1.34           8/12/2003           27,256
   20,000    ZCM Matched Funding Corp.(a,b)                         1.30           8/19/2003           19,987
   11,000    ZCM Matched Funding Corp.(a,b)                         1.24           9/12/2003           10,984
   21,476    ZCM Matched Funding Corp.(a,b)                         1.08           9/17/2003           21,446
                                                                                                   ----------
                                                                                                       79,673
                                                                                                   ----------
             MUNICIPAL FINANCE (0.6%)
   20,000    New York Job Development Auth.,
               Series H                                             1.26           9/09/2003           19,973
                                                                                                   ----------
             SALES TAX (0.4%)
   12,060    Dallas Area Rapid Transit, Series 2001                 1.31           8/12/2003           12,055
                                                                                                   ----------
             Total commercial paper (cost: $593,370)                                                  593,370
                                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             PUT BONDS (6.9%)

             AUTOMOBILE MANUFACTURERS (0.8%)
  $25,000    BMW US Capital, LLC, Notes(b)                          4.07%          6/07/2016       $   25,617
                                                                                                   ----------
             COMMUNITY SERVICE (0.2%)
    8,000    Jicarilla Apache Nation, Taxable Bonds,
               Series 2002B(b)                                      1.90          12/01/2032            8,000
                                                                                                   ----------
             DIVERSIFIED BANKS (0.7%)
   25,000    M&I Marshall & Ilsley Puttable Reset
               Securities, Bank Notes                               5.26          12/15/2016           25,326
                                                                                                   ----------
             ELECTRIC UTILITIES (1.5%)
   50,000    IDA of Columbia, AL, RB, Series 1997(b)                1.09          11/01/2021           50,000
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING &
               TRANSPORTATION (1.4%)
   20,442    Harris County, TX, Industrial
               Development Corp., RB, Series 2002(b)                1.11           3/01/2023           20,442
   28,400    Harris County, TX, Industrial
               Development Corp., RB, Series 1995(b)                1.11           3/01/2023           28,400
                                                                                                   ----------
                                                                                                       48,842
                                                                                                   ----------
             SPECIAL ASSESSMENT/TAX/FEE (2.3%)
   77,600    Anaheim, CA, COP (MLO)(LOC)                            1.11          12/01/2022           77,600
                                                                                                   ----------
             Total put bonds (cost: $235,385)                                                         235,385
                                                                                                   ----------
             VARIABLE-RATE DEMAND NOTES (43.3%)

             AGRICULTURAL PRODUCTS (0.4%)
   15,000    Mississippi Business Finance Corp., RB,
               Series 2002 (LOC)                                    1.15           4/01/2012           15,000
                                                                                                   ----------
             APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    7,300    St. Charles Parish, LA, RB,
               Series 2002 (LOC)                                    1.23           9/01/2024            7,300
                                                                                                   ----------
             APPROPRIATED DEBT (0.3%)
   10,805    New Jersey Sports and Exposition Auth., Bonds,
               Series 2002C (LIQ) (INS)                             1.17           3/01/2005           10,805
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             ASSET-BACKED FINANCING (2.4%)
  $13,901    Capital One Funding Corp., Notes,
               Series 1996E (LOC)                                   1.15%          7/02/2018       $   13,901
   23,373    Cornerstone Funding Corp. I, Notes,
               Series 2000A (LOC)                                   1.18           4/01/2020           23,373
   25,507    Cornerstone Funding Corp. I, Notes,
               Series 2000B (LOC)                                   1.23           1/01/2021           25,507
   18,496    Cornerstone Funding Corp. I, Notes,
               Series 2001B (LOC)                                   1.18           9/01/2026           18,496
                                                                                                   ----------
                                                                                                       81,277
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (1.1%)
   15,000    Alabama IDA, RB (LOC)                                  1.30          10/01/2019           15,000
   10,240    Bardstown, KY, RB, Series 1994 (LOC)                   1.18           6/01/2024           10,240
   11,275    Bardstown, KY, RB, Series 1995 (LOC)                   1.18           3/01/2025           11,275
                                                                                                   ----------
                                                                                                       36,515
                                                                                                   ----------
             BROADCASTING & CABLE TV (0.8%)
   26,800    New Jersey Economic Development Auth., RB,
               Series 1997A (NBGA)(b)                               1.10          10/01/2021           26,800
                                                                                                   ----------
             BUILDINGS (0.3%)
    9,355    Downtown Marietta Development Auth., GA, RB,
               Series 1996B (LIQ)                                   1.20           7/01/2021            9,355
                                                                                                   ----------
             CASINOS & GAMING (2.2%)
   21,000    Detroit, MI, Economic Development Corp., RB,
               Series 1999A (LOC)                                   1.15           5/01/2009           21,000
   41,830    Detroit, MI, Economic Development Corp., RB,
               Series 1999C (LOC)                                   1.27           5/01/2009           41,830
   10,445    Greenville, SC, Memorial Auditorium
               District Public Facilities, COP (MLO)
               Series 1996C (LOC)                                   1.25           9/01/2017           10,445
                                                                                                   ----------
                                                                                                       73,275
                                                                                                   ----------
             COMMUNITY SERVICE (0.2%)
    7,000    Roman Catholic Diocese of Raleigh, NC, Notes,
               Series A (LOC)                                       1.15           6/01/2018            7,000
                                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.9%)
  $31,320    Belk, Inc., RB, Series 1998 (LOC)                      1.12%          7/01/2008       $   31,320
                                                                                                   ----------
             DIVERSIFIED COMMERCIAL SERVICES (0.2%)
    6,270    Ferriot, Inc., Notes, Series 1999 (LOC)                1.14           4/01/2020            6,270
                                                                                                   ----------
             EDUCATION (0.4%)
   15,000    Pepperdine Univ., Taxable Bonds,
               Series 2002B                                         1.20           8/01/2037           15,000
                                                                                                   ----------
             ELECTRIC UTILITIES (0.6%)
   21,600    Muskogee Industrial Trust, PCRB, Series 1997A          1.38           6/01/2027           21,600
                                                                                                   ----------
             ENVIRONMENTAL SERVICES (0.2%)
    7,200    Texas Disposal Systems, Inc., Notes,
               Series 2000 (LOC)                                    1.15           5/01/2012            7,200
                                                                                                   ----------
             GENERAL OBLIGATION (0.8%)
   26,800    Community Development of National City,
               CA, Tax Allocation Bonds, Series 2001A
               (LIQ) (INS)                                          1.22           8/01/2025           26,800
                                                                                                   ----------
             HEALTH CARE FACILITIES (4.2%)
   12,280    American Health Care Centers, Inc.,
               Notes, Series 1999 (LOC)                             1.14           2/01/2019           12,280
   19,775    Barrington Development Funding, LLC,
               Taxable Notes, Series 2002A (LOC)                    1.15          12/01/2032           19,775
   19,165    Bronson Lifestyle Improvement & Research
               Center, Notes, Series A (LOC)                        1.11           9/01/2030           19,165
   32,420    Crouse Health Hospital, Inc., RB,
               Series 1996 (LOC)                                    2.20           7/01/2017           32,420
    7,520    Crystal Clinic, Notes, Series 2000 (LOC)               1.14           4/01/2020            7,520
   15,000    Infirmary Health Systems Special Care, RB,
               Series 2000B (LOC)                                   1.15           1/01/2024           15,000
   15,100    Los Angeles Jewish Home for the Aging,
               Taxable Demand Notes, Series 2003A (LOC)             1.20           3/01/2033           15,100
   12,535    Louisiana Public Facilities Auth., RB,
               Series 2002D (LOC)                                   1.23           7/01/2028           12,535
    8,000    MCE MOB IV LP, Taxable Demand Notes,
               Series 2002 (LOC)                                    1.14           8/01/2022            8,000
                                                                                                   ----------
                                                                                                      141,795
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             HEALTH MISCELLANEOUS (0.2%)
  $ 7,715    Gulf Breeze Healthcare Facilities, RB,
               Series 1999 (NBGA)(b)                                1.30%          1/01/2024       $    7,715
                                                                                                   ----------
             HOME FURNISHINGS (0.3%)
   12,000    Standard Furniture Manufacturing Co., Inc.,
               Promissory Notes, Series 2002 (LOC)                  1.20           3/01/2015           12,000
                                                                                                   ----------
             HOSPITAL (0.7%)
    6,975    BRCH Corp., Taxable Demand Bonds,
               Series 1999 (LOC)                                    1.09          12/01/2028            6,975
   16,400    Indiana Health Facility Financing Auth., RB,
               Series 1999B (LOC)                                   1.15           1/01/2019           16,400
                                                                                                   ----------
                                                                                                       23,375
                                                                                                   ----------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
   14,225    Central Michigan Inns, RB,
               Series 1998A (LOC)                                   1.18          11/01/2028           14,225
                                                                                                   ----------
             HOUSEHOLD APPLIANCES (0.4%)
   14,200    Mississippi Business Finance Corp.,
               Industrial Development RB,
               Series 2000 (LOC)                                    1.17           6/01/2015           14,200
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
   14,000    Mississippi Business Finance Corp., RB,
               Series 1998(b)                                       1.10           2/01/2023           14,000
                                                                                                   ----------
             INDUSTRIAL MACHINERY (1.4%)
   25,000    Hampton Hydraulics, LLC, Promissory Notes,
               Series 2003 (LOC)                                    1.15           4/01/2013           25,000
   10,960    Savannah, GA, Economic Development Auth., RB,
               Series 1998 (LOC)                                    1.11           6/01/2018           10,960
   13,320    Sterling Pipe & Tube, Inc., Notes,
               Series 2000 (LOC)                                    1.14          11/01/2012           13,320
                                                                                                   ----------
                                                                                                       49,280
                                                                                                   ----------
             INTERNET SOFTWARE & SERVICES (0.3%)
    9,250    Software Capital Investments, LLC, Bonds,
               Series 2003 (LOC)                                    1.15           6/01/2005            9,250
                                                                                                   ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             LEISURE FACILITIES (1.8%)
  $ 8,940    First Church of God, Notes, Series 2002 (LOC)          1.25%         10/03/2022       $    8,940
   19,715    Golf Club of Georgia Inc., Bonds,
               Series 2001 (LOC)                                    1.10          10/01/2021           19,715
   31,500    The Olympic Club, RB, Series 2002 (LOC)                1.21          10/01/2032           31,500
                                                                                                   ----------
                                                                                                       60,155
                                                                                                   ----------
             LEISURE PRODUCTS (0.3%)
    9,585    McDuffie County, GA, Development Auth., RB,
               Series 2002 (LOC)                                    1.20           8/01/2022            9,585
                                                                                                   ----------
             MULTIFAMILY HOUSING (4.2%)
   11,320    Arbor Station IV, LLC, Notes,
               Series 1999A (LOC)                                   1.11           2/01/2024           11,320
   13,615    Arbor View II, LLC, Notes,
               Series 2001A (LOC)                                   1.11           4/01/2028           13,615
   50,000    Capital Trust Agency MFH RB,
               Series 1999A (NBGA)(b)                               1.30          12/01/2032           50,000
   22,170    Capital Trust Agency MFH RB,
               Series 1999B (NBGA)(b)                               1.30          12/01/2032           22,170
   20,000    Memphis, TN, Health, Educational and
               Housing Facility Board Bonds,
               Series 2000 (NBGA)(b)                                1.30           8/01/2032           20,000
    8,700    New York City Housing Development
               Corp., Multi-Family Mortgage RB,
               Series 2002B (LOC)                                   1.24          12/01/2035            8,700
    8,700    New York State Housing Finance Agency,
               RB, Series 2000B (LOC)                               1.15          11/01/2033            8,700
    8,600    New York State Housing Finance Agency,
               RB, Series 2001B (LOC)                               1.15          11/01/2033            8,600
                                                                                                   ----------
                                                                                                      143,105
                                                                                                   ----------
             NURSING/CCRC (2.3%)
   21,080    Chestnut Partnership, Bonds,
               Series 1999 (LOC)                                    1.20           1/01/2029           21,080
   12,400    Lincolnwood Funding Corp., RB,
               Series 1995A (LOC)                                   1.16           8/01/2015           12,400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
  $ 9,055    Missouri Health and Educational
               Facilities Auth., RB, Series 1996B (LOC)             1.20%         12/01/2016       $    9,055
   35,900    Riderwood Village, Inc., Notes,
               Series 2001 (LOC)                                    1.25           7/01/2031           35,900
                                                                                                   ----------
                                                                                                       78,435
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   15,000    Municipal Gas Auth. of Georgia, RB,
               Series 2003A (LOC)                                   1.13           2/01/2015           15,000
   25,000    Southeast Alabama Gas District, RB,
               Series 2003A (LIQ) (NBGA)                            1.17           6/01/2023           25,000
                                                                                                   ----------
                                                                                                       40,000
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   15,375    KBL Capital Fund, Inc., Notes, Series A (LOC)          1.11           5/01/2027           15,375
                                                                                                   ----------
             PAPER PRODUCTS (0.7%)
   10,836    Bancroft Bag, Inc., Notes, Series 1998 (LOC)           1.20          11/01/2008           10,836
   12,225    Mac Papers, Inc., Demand Bonds,
               Series 1995 (LOC)                                    1.12           8/03/2015           12,225
                                                                                                   ----------
                                                                                                       23,061
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (2.1%)
   70,000    Alfa Corp., Promissory Notes, Series 2002(b)           1.30           6/01/2017           70,000
                                                                                                   ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (8.2%)
   10,500    Cornerstone Funding Corp. I, Notes,
               Series 2000C (LOC)                                   1.18          12/01/2020           10,500
   13,340    Dellagnese Properties LLC, Taxable
               Demand Notes, Series 2000 (LOC)                      1.14          11/01/2025           13,340
   25,000    Eel River Investment Co., Taxable Notes,
               Series 2003A (LOC)(b)                                1.30           4/01/2013           25,000
   17,000    Exchange at Hammond LLC, Bonds,
               Series 2002 (LOC)                                    1.19           8/01/2022           17,000

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
  $18,820    Fairway Park Properties LLC, Notes,
               Series 2001 (LOC)                                    1.14%         10/15/2026       $   18,820
    9,065    Houston County, GA, IDA, RB,
               Series 1997 (LOC)                                    1.14           8/01/2012            9,065
   12,000    JPV Capital LLC, Notes, Series 1999A (LOC)             1.17          12/01/2039           12,000
   15,195    JPV Capital LLC, Notes, Series 2001A (LOC)             1.15           7/01/2041           15,195
   23,190    Katz Capital Corp., Taxable Demand
               Notes, Series 1999A (LOC)                            1.10          11/15/2029           23,190
    6,705    Kederike Financial Group, LLC, Bonds,
               Series 2002A (LOC)                                   1.25           7/01/2022            6,705
   12,360    LAM Funding LLC, Notes, Series A(LOC)                  1.11          12/15/2027           12,360
   24,510    Mayfair at Great Neck, NY, Bonds,
               Series 1997 (LOC)                                    1.21           1/01/2023           24,510
   12,710    Peachtree-Dunwoody Properties, LLC,
               Demand Bonds, Series 2003 (LOC)                      1.15           3/01/2023           12,710
    9,790    Pierce Memorial Baptist Home, Inc.,
               Bonds, Series 1999 (LOC)                             1.20          10/01/2028            9,790
   11,470    SBAR-Piperno Co., RB, Series 1998 (LOC)                1.12           9/01/2012           11,470
   20,000    Sea Island Co. and Sea Island Coastal
               Properties LLC, Notes, Series 2003 (LOC)             1.15           4/01/2023           20,000
   22,210    SF Tarns LLC, RB, Series 2000 (LOC)                    1.20          12/01/2025           22,210
   14,500    Shepherd Capital LLC, Notes,
               Series 2003A (LOC)                                   1.15           1/01/2053           14,500
                                                                                                   ----------
                                                                                                      278,365
                                                                                                   ----------
             REAL ESTATE TAX/FEE (0.4%)
   12,000    Mississippi Development Bank,
               Special Obligation Bonds,
               Series 2002 (LIQ) (INS)                              1.20           6/01/2032           12,000
                                                                                                   ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.6%)
   22,050    County of Cuyahoga, OH, RB,
               Series 1992B (LIQ)                                   1.25           6/01/2022           22,050
                                                                                                   ----------
             SPECIALTY CHEMICALS (0.2%)
    6,500    Gary, IN, Empowerment Zone Bonds,
               Series 2000A (LOC)                                   1.35           5/11/2020            6,500
                                                                                                   ----------
             SPECIALTY STORES (0.2%)
    5,500    Express Oil Change, LLC, Notes(LOC)                    1.15           7/01/2018            5,500
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             STEEL (0.3%)
  $10,570    Indiana Development Finance Auth., RB,
               Series 1998 (LOC)                                    1.18%          1/01/2009       $   10,570
                                                                                                   ----------
             TEXTILES (0.6%)
   10,000    Alabama IDA, RB(LOC)                                   1.42           7/01/2021           10,000
    8,812    Loma Co. LLC, Floating Rate Option
               Notes (LOC)                                          1.15          12/01/2008            8,812
                                                                                                   ----------
                                                                                                       18,812
                                                                                                   ----------
             WATER/SEWER UTILITY (0.5%)
   17,150    Hesperia, CA, Public Financing Auth., RB,
               Series 1998A (LOC)                                   2.10           6/01/2026           17,150
                                                                                                   ----------
             Total variable-rate demand notes
               (cost: $1,472,020)                                                                   1,472,020
                                                                                                   ----------
             ADJUSTABLE-RATE NOTES (17.2%)

             CONSUMER FINANCE (4.4%)
   20,000    American Honda Finance Corp., MTN(b)                   1.27           8/04/2003           20,000
   45,000    Household Finance Corp., Extendible
               Liquidity Securities                                 1.60           8/15/2003           45,000
   45,000    Household Finance Corp., MTN                           1.40           9/26/2003           44,990
   10,500    Household Finance Corp., MTN                           1.56          10/08/2003           10,498
   30,000    SLM Corp., Extendible Notes(b)                         1.12           7/01/2004           30,000
                                                                                                   ----------
                                                                                                      150,488
                                                                                                   ----------
             DIVERSIFIED BANKS (3.8%)
   50,000    Northern Rock plc, Notes(b)                            1.10           1/16/2004           50,000
    5,300    Washington Mutual Bank, FA,
               Senior Global Notes                                  1.61           5/14/2004            5,314
   75,000    Washington Mutual Bank, FA,
               Senior Global Notes, Series 5                        1.40           5/27/2004           75,000
                                                                                                   ----------
                                                                                                      130,314
                                                                                                   ----------
             ELECTRIC UTILITIES (0.9%)
   28,800    Mississippi Power Co., Senior Notes,
               Series D                                             1.28           3/12/2004           28,816
                                                                                                   ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

PRINCIPAL                                                      COUPON OR
   AMOUNT    SECURITY                                      DISCOUNT RATE            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (3.1%)
  $25,000    Premium Asset Trust Certificates,
               Series 2001-10(b)                                    1.47%         11/14/2003       $   25,005
   55,000    Premium Asset Trust Certificates,
               Series 2001-11(b)                                    1.47          11/20/2003           55,021
   25,000    Premium Asset Trust Certificates,
               Series 2003-1(b)                                     1.18           2/27/2004           25,000
                                                                                                   ----------
                                                                                                      105,026
                                                                                                   ----------
             MANAGED HEALTH CARE (1.5%)
   50,000    UnitedHealth Group Inc., Notes(b)                      1.58          11/11/2003           50,031
                                                                                                   ----------
             MORTGAGE-BACKED FINANCING (1.6%)
   29,480    Residential Mortgage Securities 13 plc,
               Class A1(b)                                          1.14           9/12/2003           29,480
   24,191    Residential Mortgage Securities 14 plc,
               Class A1(b)                                          1.14           3/10/2004           24,191
                                                                                                   ----------
                                                                                                       53,671
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   20,000    Credit Suisse First Boston (USA), Inc., MTN            1.61          11/02/2003           20,014
   20,000    General Electric Capital Corp., Extendible
               Monthly Securities, MTN, Series A                    1.19           8/06/2004           20,000
                                                                                                   ----------
                                                                                                       40,014
                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   25,000    Countrywide Home Loans, Inc., MTN,
               Series J                                             1.67          10/01/2003           25,012
                                                                                                   ----------
             Total adjustable-rate notes (cost: $583,372)                                             583,372
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $3,454,412)                                                  $3,454,412
                                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (b) Restricted security that is not registered under the
                  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

              (c) Zero-coupon security issued at a discount to produce a yield to maturity.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND

JULY 31, 2003

ASSETS

   Investments in securities (valued at amortized cost)                    $3,454,412
   Cash                                                                         9,620
   Receivables:
      Capital shares sold                                                       5,697
      Interest                                                                  7,369
                                                                           ----------
         Total assets                                                       3,477,098
                                                                           ----------

LIABILITIES

   Securities purchased                                                        61,926
   Capital shares redeemed                                                     14,709
   USAA Investment Management Company                                             695
   USAA Transfer Agency Company                                                   501
   Accounts payable and accrued expenses                                          497
   Dividends on capital shares                                                     37
                                                                           ----------
         Total liabilities                                                     78,365
                                                                           ----------
            Net assets applicable to capital shares outstanding            $3,398,733
                                                                           ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                         $3,398,733
                                                                           ==========
   Capital shares outstanding                                               3,398,733
                                                                           ==========
   Authorized shares of $.01 par value                                      7,700,000
                                                                           ==========
   Net asset value, redemption price, and offering price per share         $     1.00
                                                                           ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

  Interest income                                           $60,512
                                                            -------
  Expenses:
     Management fees                                          8,391
     Administrative and servicing fees                        3,496
     Transfer agent's fees                                    6,030
     Custodian's fees                                         1,030
     Postage                                                    684
     Shareholder reporting fees                                 613
     Directors' fees                                              5
     Registration fees                                           71
     Professional fees                                           78
     Other                                                       54
                                                            -------
        Total expenses                                       20,452
     Expenses paid indirectly                                   (31)
                                                            -------
        Net expenses                                         20,421
                                                            -------
           Net investment income                            $40,091
                                                            =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND

YEARS ENDED JULY 31,

                                                            2003                2002
                                                     -------------------------------
FROM OPERATIONS
   Net investment income                             $    40,091         $    74,700
                                                     -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (40,091)            (74,700)
                                                     -------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                           3,196,105           3,716,299
   Reinvested dividends                                   39,264              72,887
   Cost of shares redeemed                            (3,406,095)         (4,087,518)
                                                     -------------------------------
      Decrease in net assets from
        capital share transactions                      (170,726)           (298,332)
                                                     -------------------------------
Net decrease in net assets                              (170,726)           (298,332)

NET ASSETS
   Beginning of period                                 3,569,459           3,867,791
                                                     -------------------------------
   End of period                                     $ 3,398,733         $ 3,569,459
                                                     ===============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                         3,196,105           3,716,299
   Shares issued for dividends reinvested                 39,264              72,887
   Shares redeemed                                    (3,406,095)         (4,087,518)
                                                     -------------------------------
      Decrease in shares outstanding                    (170,726)           (298,332)
                                                     ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

                 accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight line method.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced expenses by $31,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:


                                                      2003                 2002
                                               --------------------------------
          Ordinary income*                     $40,091,000          $74,886,000

          * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2003, the component of net assets representing distributable earnings on a tax basis was as follows:

          Undistributed ordinary income                               $561,000

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          At July 31, 2003, the cost of securities for federal income tax purposes was $3,454,412,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred management fees, paid or payable to the Manager, of $8,391,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,496,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

                 Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $6,030,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2003, the Association and its affiliates owned 1,181,000 shares (0.03%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND

JULY 31, 2003

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------------
                                                   2003            2002            2001              2000            1999
                                             ----------------------------------------------------------------------------
Net asset value at
   beginning of period                       $     1.00      $     1.00     $      1.00        $     1.00      $     1.00
Income from investment operations:
   Net investment income                            .01             .02             .05               .05             .05
Less distributions:
   From net investment income                      (.01)           (.02)           (.05)             (.05)           (.05)
                                             ----------------------------------------------------------------------------
Net asset value at end of period             $     1.00      $     1.00      $     1.00        $     1.00      $     1.00
                                             ============================================================================
Total return (%)*                                  1.15            2.02            5.54              5.66            4.95
Net assets at end of period (000)            $3,398,733      $3,569,459      $3,867,791        $3,427,820      $3,011,013
Ratio of expenses to
   average net assets (%)**                         .59(c)          .57(c)          .49(a,c)          .46(b)          .45
Ratio of expenses to average net
   assets, excluding reimbursements (%)**           N/A             N/A             .49(a,c)          .48             .48
Ratio of net investment income
   to average net assets (%)**                     1.15            2.01            5.36              5.56            4.83

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31, 2003, average net assets were $3,495,567,000.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                   (.01%)             -               -               N/A             N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice
                 President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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44

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

            DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

  INVESTMENT ADVISER,     USAA Investment Management Company
         UNDERWRITER,     P.O. Box 659453
      AND DISTRIBUTOR     San Antonio, Texas 78265-9825

       TRANSFER AGENT     USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

            CUSTODIAN     State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

  INDEPENDENT AUDITOR     Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

            TELEPHONE     Call toll free - Central time
     ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT     For account servicing, exchanges,
         MUTUAL FUNDS     or redemptions
                          1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL     24-hour service (from any phone)
    FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND     (from touch-tone phones only)
       USAA TOUCHLINE     For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23427-0903                                   (C)2003, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.